Software - Schedule of Changes in Software (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about intangible assets [line items]
Balance as of January 1		$ 1,453
Balance as of December 31		1,645	$ 1,453
Internally Developed [member]
Disclosure of detailed information about intangible assets [line items]
Balance as of January 1		932
Balance as of December 31		1,013	932
Acquisitions - Business Combinations [member]
Disclosure of detailed information about intangible assets [line items]
Balance as of January 1	[1]	518
Balance as of December 31	[1]	631	518
Purchased [member]
Disclosure of detailed information about intangible assets [line items]
Balance as of January 1		3
Balance as of December 31		1	3
Gross Carrying Amount [Member]
Disclosure of detailed information about intangible assets [line items]
Disposals of businesses		(1)	(87)
Software [member]
Disclosure of detailed information about intangible assets [line items]
Amortization		(721)	(618)
Software [member] | Gross Carrying Amount [Member]
Disclosure of detailed information about intangible assets [line items]
Balance as of January 1		6,570	5,858
Additions		881	877
Removed from service		(120)	(99)
Disposals of businesses		(2)	(52)
Translation and other, net		54	(14)
Balance as of December 31		7,383	6,570
Software [member] | Gross Carrying Amount [Member] | Internally Developed [member]
Disclosure of detailed information about intangible assets [line items]
Balance as of January 1		5,566	5,140
Additions		593	569
Removed from service		(120)	(99)
Disposals of businesses		(2)	(52)
Translation and other, net		6	8
Balance as of December 31		6,043	5,566
Software [member] | Gross Carrying Amount [Member] | Acquisitions - Business Combinations [member]
Disclosure of detailed information about intangible assets [line items]
Balance as of January 1	[1]	922	636
Additions	[1]	288	306
Removed from service	[1]	0	0
Disposals of businesses	[1]	0	0
Translation and other, net	[1]	47	(20)
Balance as of December 31	[1]	1,257	922
Software [member] | Gross Carrying Amount [Member] | Purchased [member]
Disclosure of detailed information about intangible assets [line items]
Balance as of January 1		82	82
Additions		0	2
Removed from service		0	0
Disposals of businesses		0	0
Translation and other, net		1	(2)
Balance as of December 31		83	82
Software [member] | Accumulated Amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Balance as of January 1		(5,117)	(4,622)
Amortization		(721)	(618)
Removed from service		120	99
Disposals of businesses		2	27
Translation and other, net		(22)	(3)
Balance as of December 31		(5,738)	(5,117)
Software [member] | Accumulated Amortization [Member] | Internally Developed [member]
Disclosure of detailed information about intangible assets [line items]
Balance as of January 1		(4,634)	(4,288)
Amortization		(513)	(469)
Removed from service		120	99
Disposals of businesses		2	27
Translation and other, net		(5)	(3)
Balance as of December 31		(5,030)	(4,634)
Software [member] | Accumulated Amortization [Member] | Acquisitions - Business Combinations [member]
Disclosure of detailed information about intangible assets [line items]
Balance as of January 1	[1]	(404)	(256)
Amortization	[1]	(206)	(147)
Removed from service	[1]	0	0
Disposals of businesses	[1]	0	0
Translation and other, net	[1]	(16)	(1)
Balance as of December 31	[1]	(626)	(404)
Software [member] | Accumulated Amortization [Member] | Purchased [member]
Disclosure of detailed information about intangible assets [line items]
Balance as of January 1		(79)	(78)
Amortization		(2)	(2)
Removed from service		0	0
Disposals of businesses		0	0
Translation and other, net		(1)	1
Balance as of December 31		$ (82)	$ (79)

[1]	See note 30 for further information on acquired software assets.